UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2014

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

October 31, 2014 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

Security	Shares	Value
Common Stocks—99.1%
CONSUMER DISCRETIONARY—12.6%
Amazon.com Inc (a)	29	$8,858
AutoZone Inc (a)	7,500	4,151,400
Bed Bath & Beyond Inc (a)	311,800	20,996,612
Best Buy Co Inc	866	29,565
Buckle Inc/The	43,100	2,126,123
Chipotle Mexican Grill Inc (a)	17,235	10,995,930
Coach Inc	80,930	2,782,373
Discovery Communications Inc Cl A (a)	573,662	20,278,952
Expedia Inc	66,100	5,616,517
FUJIFILM Holdings Corp ADR	92,900	3,166,032
Fossil Group Inc (a)	28,600	2,907,476
Gap Inc/The	322,945	12,236,386
Harman International Industries Inc	23,100	2,479,554
Home Depot Inc/The	218	21,259
JC Penney Co Inc (a)	1,546	11,765
Johnson Controls Inc	283	13,372
Kohl’s Corp	405,600	21,991,632
L Brands Inc	219	15,794
Lowe’s Cos Inc	364	20,821
Macy’s Inc	125,803	7,273,929
McDonald’s Corp	101	9,467
Michael Kors Holdings Ltd (a)	137,500	10,806,125
NIKE Inc Cl B	188	17,478
PetSmart Inc	48,158	3,484,231
Priceline Group Inc/The (a)	10,100	12,182,721
Scholastic Corp	316	11,000
Staples Inc	666	8,445
Starbucks Corp	207	15,641
Target Corp	181	11,189
Tiffany & Co	152	14,610
Time Warner Inc	56,700	4,505,949
TripAdvisor Inc (a)	30,819	2,732,413
Walt Disney Co/The	242	22,114

		150,945,733

CONSUMER STAPLES—9.1%
Avon Products Inc	374	3,890
Casey’s General Stores Inc	40,100	3,282,987
Coca-Cola Co/The	292	12,229
Costco Wholesale Corp	120	16,004
Delhaize Group SA ADR	226,400	3,857,856
Estee Lauder Cos Inc/The Cl A	63,600	4,781,448
JM Smucker Co/The	195,400	20,321,600
Kellogg Co	85,800	5,487,768
Keurig Green Mountain Inc	128,500	19,499,875
Kimberly-Clark Corp	21,241	2,427,209
Koninklijke Ahold NV ADR	586,800	9,846,504
Kraft Foods Group Inc	223	12,566
Kroger Co/The	578,487	32,227,511
Mondelez International Inc Cl A	265	9,344
PepsiCo Inc	161	15,483

Procter & Gamble Co/The	155	13,527
Sysco Corp	180,533	6,957,742
Whole Foods Market Inc	248	9,754

		108,783,297

ENERGY—7.1%
ARC Resources Ltd	380	8,959
Apache Corp	353,313	27,275,764
Concho Resources Inc (a)	100	10,903
National Oilwell Varco Inc	316,120	22,962,957
Newfield Exploration Co (a)	173,130	5,645,769
Noble Energy Inc	170	9,797
Oil States International Inc (a)	215,200	12,856,048
Penn West Petroleum Ltd	915	4,136
Pioneer Natural Resources Co	88	16,637
Southwestern Energy Co (a)	498,537	16,207,438

		84,998,408

FINANCIALS—18.3%
American Capital Agency Corp	110,000	2,501,400
American Express Co	191	17,180
Apollo Investment Corp	2,091,200	17,252,400
Banco Bradesco SA ADR	184,100	2,757,818
Brandywine Realty Trust	164,600	2,539,778
Hartford Financial Services Group Inc/The	547,159	21,656,553
Hatteras Financial Corp	315,100	5,999,504
ING Groep NV ADR (a)	196,800	2,818,176
Invesco Mortgage Capital Inc	153,900	2,545,506
Itau Unibanco Holding SA ADR	188,800	2,786,688
KeyCorp	333,200	4,398,240
Kimco Realty Corp	834,480	20,820,276
Lincoln National Corp	322,000	17,632,720
MFA Financial Inc	927,600	7,773,288
MetLife Inc	149,700	8,119,728
PNC Financial Services Group Inc/The	195,490	16,888,381
Piedmont Office Realty Trust Inc Cl A	792,200	15,408,290
Prospect Capital Corp	801,195	7,675,448
Prudential Financial Inc	202,800	17,955,912
Reinsurance Group of America Inc	68,900	5,804,825
Retail Properties of America Inc Cl A	282,600	4,433,994
Symetra Financial Corp	241,800	5,730,660
Two Harbors Investment Corp	722,600	7,319,938
US Bancorp/MN	346	14,740
Unum Group	556,700	18,627,182

		219,478,625

HEALTH CARE—12.6%
Alexion Pharmaceuticals Inc (a)	40,900	7,826,624
Becton Dickinson and Co	128	16,474
Bio-Rad Laboratories Inc Cl A (a)	61,235	6,908,533
Biogen Idec Inc (a)	8,300	2,664,964
CR Bard Inc	18,000	2,951,460
Celgene Corp (a)	221,969	23,770,660
Edwards Lifesciences Corp (a)	125,800	15,211,736
Eli Lilly & Co	513,200	34,040,556
Gilead Sciences Inc (a)	216,789	24,280,368
Hospira Inc (a)	57,800	3,103,860
Intuitive Surgical Inc (a)	23,200	11,502,560

Novo Nordisk A/S ADR	287,900	13,007,322
Sanofi ADR	53,800	2,487,712
Shire PLC ADR	15,200	3,036,960

		150,809,789

INDUSTRIALS—8.4%
3M Co	115	17,684
AGCO Corp	104,500	4,630,395
Avery Dennison Corp	45,500	2,131,675
Cummins Inc	36,283	5,303,849
Deere & Co	41,012	3,508,166
Deluxe Corp	38,600	2,346,880
Emerson Electric Co	38,400	2,459,904
First Solar Inc (a)	358	21,086
Herman Miller Inc	422	13,504
Interface Inc	692	11,093
JetBlue Airways Corp (a)	1,688	19,480
Pitney Bowes Inc	549,300	13,589,682
RR Donnelley & Sons Co	739,829	12,910,016
Rockwell Automation Inc	42,100	4,729,935
Southwest Airlines Co	836,080	28,828,038
United Parcel Service Inc Cl B	131	13,743
Valmont Industries Inc	41,600	5,664,672
WABCO Holdings Inc (a)	155,400	15,132,852

		101,332,654

INFORMATION TECHNOLOGY—21.0%
Advanced Micro Devices Inc (a)	3,150	8,820
Apple Inc	503,140	54,339,120
Applied Materials Inc	762	16,833
Broadcom Corp Cl A	95,914	4,016,878
Cisco Systems Inc	504	12,333
EMC Corp/MA	102,273	2,938,303
Electronic Arts Inc (a)	170,200	6,973,094
F5 Networks Inc (a)	66,300	8,153,574
Facebook Inc (a)	239,000	17,922,610
Google Inc Cl A (a)	16	9,086
Google Inc Cl C (a)	16	8,945
Infosys Ltd ADR	51,300	3,429,918
Intel Corp	985,541	33,518,249
International Business Machines Corp	100,610	16,540,284
Microsoft Corp	806,561	37,868,039
Motorola Solutions Inc	201	12,965
Power Integrations Inc	260	13,094
QUALCOMM Inc	407,154	31,965,661
Red Hat Inc (a)	107,700	6,345,684
SanDisk Corp	112,200	10,562,508
Siliconware Precision Industries Co Ltd ADR	426,566	3,041,416
SunPower Corp (a)	1,124	35,788
Texas Instruments Inc	300	14,898
United Microelectronics Corp ADR	1,786,000	3,911,340
Western Digital Corp	112,400	11,056,788
Xerox Corp	1,209	16,056
Yahoo! Inc (a)	649	29,886

		252,762,170

MATERIALS—1.8%
Alcoa Inc	815,293	13,664,310
Domtar Corp	205,800	8,452,206
MeadWestvaco Corp	329	14,532
Nucor Corp	230	12,434

		22,143,482

TELECOMMUNICATION SERVICES—5.5%
AT&T Inc	382,115	13,312,887
CenturyLink Inc	665,070	27,587,103
Frontier Communications Corp	1,935,368	12,657,307
KT Corp ADR	415,400	6,368,082
Spark New Zealand Ltd ADR	321,100	3,946,319
TELUS Corp	63,700	2,283,645
Verizon Communications Inc	263	13,216

		66,168,559

UTILITIES—2.7%
Consolidated Edison Inc	509,493	32,281,476
Energen Corp	187	12,660

		32,294,136

Total Common Stocks—99.1% (Cost $997,318,096) (b)		1,189,716,853

Other Assets, less liabilities—0.9%		11,043,341

Net Assets—100.0%		$1,200,760,194

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $997,601,203. The aggregate gross unrealized appreciation is $213,160,283 and the aggregate gross unrealized depreciation is $21,044,633, resulting in net unrealized appreciation of $192,115,650.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stock—94.5%
Australia—4.1%
Alumina Ltd (a)	Materials	1,589,400	$2,294,536
Bank of Queensland Ltd	Banks	92,438	1,026,446
Bendigo & Adelaide Bank Ltd	Banks	170,240	1,867,438
Dexus Property Group	Real Estate	3,798,703	4,055,467
Harvey Norman Holdings Ltd	Retailing	184,400	619,392
REA Group Ltd	Media	69,090	2,763,297

			12,626,576

Austria—0.8%
EVN AG	Utilities	51,353	650,471
Voestalpine AG	Materials	43,404	1,738,327

			2,388,798

Belgium—0.7%
Delhaize Group SA	Food & Staples Retailing	33,415	2,284,291

			2,284,291

China—1.0%
Beijing Capital International Airport Co Ltd Cl H	Transportation	1,334,800	979,672
Byd Co Ltd Cl H	Automobiles & Components	3,000	19,077
China Travel International Investment Hong Kong Ltd	Consumer Services	4,776,000	1,473,170
Sino-Ocean Land Holdings Ltd	Real Estate	1,016,401	577,210

			3,049,129

Denmark—2.2%
Danske Bank A/S	Banks	142,309	3,906,957
Novo Nordisk A/S Cl B	Pharma, Biotech & Life Sciences	11,700	528,752
Pandora A/S	Consumer Durables & Apparel	7,470	629,664
Vestas Wind Systems A/S (a)	Capital Goods	53,346	1,780,017

			6,845,390

Finland—3.6%
Metso OYJ	Capital Goods	52,907	1,728,241
Neste Oil OYJ	Energy	217,225	4,694,782
Nokia OYJ	Technology Hardware & Equipment	428,012	3,575,711
Valmet OYJ	Capital Goods	108,994	1,153,128

			11,151,862

France—8.0%
AXA SA	Insurance	223,352	5,158,073
Cap Gemini SA	Software & Services	39,193	2,578,234
Casino Guichard Perrachon SA	Food & Staples Retailing	20,671	2,119,045
Cie Generale des Etablissements Michelin	Automobiles & Components	19,817	1,720,901
CNP Assurances	Insurance	133,651	2,498,128
Credit Agricole SA	Banks	272,893	4,037,541
Orange SA	Telecommunication Services	294,069	4,680,755
Sanofi	Pharma, Biotech & Life Sciences	9,483	860,316
Valeo SA	Automobiles & Components	6,648	745,296

			24,398,289

Germany—7.4%
Allianz SE	Insurance	22,606	3,594,138
Continental AG	Automobiles & Components	24,425	4,809,930
Deutsche Post AG	Transportation	14,219	447,664
Merck KGaA	Pharma, Biotech & Life Sciences	64,310	5,820,460
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	22,091	4,348,582
ProSiebenSat.1 Media AG	Media	50,200	2,027,482
Siemens AG	Capital Goods	6,800	766,842
Talanx AG	Insurance	22,517	726,480

			22,541,578

Hong Kong—5.4%
Great Eagle Holdings Ltd	Real Estate	325,585	1,095,943
Hongkong Land Holdings Ltd	Real Estate	462,100	3,222,647
Hysan Development Co Ltd	Real Estate	434,100	1,986,324
Jardine Strategic Holdings Ltd	Capital Goods	16,000	570,347
Johnson Electric Holdings Ltd	Capital Goods	147,625	499,752
PCCW Ltd	Telecommunication Services	2,210,800	1,408,284
Sino Land Co Ltd	Real Estate	1,125,045	1,868,252
Swire Pacific Ltd Cl A	Real Estate	174,700	2,293,700
Wheelock & Co Ltd	Real Estate	743,671	3,594,156

			16,539,405

India—0.2%
Hero MotoCorp Ltd	Automobiles & Components	9,593	478,871

			478,871

Indonesia—0.1%
Telekomunikasi Indonesia Persero Tbk PT	Telecommunication Services	1,812,700	412,838

			412,838

Ireland—0.5%
Irish Bank Resolution Corp Ltd/Old (a) (c)	Banks	138,674	0
Kerry Group PLC Cl A	Food & Beverage	6,000	407,479
Smurfit Kappa Group PLC	Materials	60,293	1,245,510

			1,652,989

Italy—0.2%
Tenaris SA	Energy	36,400	717,422

			717,422

Japan—20.0%
Asahi Glass Co Ltd	Capital Goods	612,000	3,191,516
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	122,730	1,908,568
Calsonic Kansei Corp	Automobiles & Components	416,876	2,312,541
Central Japan Railway Co	Transportation	39,166	5,853,029
Dai Nippon Printing Co Ltd	Commercial & Professional Services	487,000	4,809,677
Daiwa House Industry Co Ltd	Real Estate	128,000	2,426,460
Fast Retailing Co Ltd	Retailing	48	17,879
FUJIFILM Holdings Corp	Technology Hardware & Equipment	131,808	4,433,292
Honda Motor Co Ltd	Automobiles & Components	260	8,328
Ibiden Co Ltd	Technology Hardware & Equipment	92,100	1,387,161
Kawasaki Kisen Kaisha Ltd	Transportation	774,000	1,766,930
MS&AD Insurance Group Holdings Inc	Insurance	87,400	1,893,012
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	379,000	1,765,826
Nishi-Nippon City Bank Ltd/The	Banks	169,000	464,175

Nissan Motor Co Ltd	Automobiles & Components	55,800	509,990
Nisshin Seifun Group Inc	Food & Beverage	224,565	2,275,263
Nisshin Steel Co Ltd	Materials	186,357	1,743,433
Nomura Real Estate Holdings Inc	Real Estate	30,900	547,195
NTN Corp	Capital Goods	5,300	22,961
ORIX Corp	Diversified Financials	31,200	433,913
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	159,500	5,605,927
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	11,600	707,487
Seiko Epson Corp	Technology Hardware & Equipment	29,500	1,371,626
Seino Holdings Co Ltd	Transportation	252,693	1,985,205
Sharp Corp/Japan (a)	Consumer Durables & Apparel	146,800	370,436
Sumitomo Dainippon Pharma Co Ltd	Pharma, Biotech & Life Sciences	144,400	1,706,676
T&D Holdings Inc	Insurance	61,200	789,894
Tokyo Gas Co Ltd	Utilities	214,000	1,235,984
Toppan Printing Co Ltd	Commercial & Professional Services	618,651	4,217,702
Toray Industries Inc	Materials	1,394	9,377
Toyo Seikan Group Holdings Ltd	Materials	200,000	2,430,094
Yamada Denki Co Ltd	Retailing	464,175	1,490,890
Yamaguchi Financial Group Inc	Banks	88,900	850,742
Yamazaki Baking Co Ltd	Food & Beverage	52,000	644,118

			61,187,307

Netherlands—1.6%
Akzo Nobel NV	Materials	15,847	1,056,570
Koninklijke Ahold NV	Food & Staples Retailing	225,481	3,775,746

			4,832,316

New Zealand—1.3%
Spark New Zealand Ltd	Telecommunication Services	1,594,989	3,928,042

			3,928,042

Norway—1.1%
Norsk Hydro ASA	Materials	296,794	1,660,236
Subsea 7 SA	Energy	144,627	1,554,992

			3,215,228

Philippines—0.2%
Energy Development Corp	Utilities	3,490,900	598,863

			598,863

Poland—0.2%
Polskie Gornictwo Naftowe i Gazownictwo SA	Energy	358,204	536,276

			536,276

Singapore—0.5%
Singapore Post Ltd	Transportation	1,049,014	1,609,098

			1,609,098

South Africa—1.5%
MTN Group Ltd	Telecommunication Services	181,410	4,010,698
Sanlam Ltd	Insurance	78,531	495,466

			4,506,164

South Korea—3.0%
GS Holdings Corp	Energy	17,288	668,746
Industrial Bank of Korea	Banks	193,035	2,822,811
KT Corp	Telecommunication Services	75,020	2,311,333
LG Display Co Ltd (a)	Technology Hardware & Equipment	14,600	429,810
SK Hynix Inc (a)	Semiconductors & Semiconductor Equipment	64,420	2,872,764

			9,105,464

Spain—4.1%
Acciona SA (a)	Utilities	12,053	842,198
Acerinox SA	Materials	177,600	2,642,086
Banco Santander SA	Banks	332,400	2,936,343
Banco Santander SA Rights (a)	Banks	332,400	63,303
Gamesa Corp Tecnologica SA (a)	Capital Goods	134,681	1,329,445
Red Electrica Corp SA	Utilities	54,505	4,761,766

			12,575,141

Sweden—2.6%
Atlas Copco AB Cl A	Capital Goods	440	12,717
Hennes & Mauritz AB Cl B	Retailing	277	11,028
Holmen AB Cl B	Materials	72,009	2,378,138
Husqvarna AB Cl B	Consumer Durables & Apparel	89,365	665,760
Industrivarden AB Cl C	Diversified Financials	68,897	1,204,340
Investor AB Cl B	Diversified Financials	89,085	3,190,534
SKF AB Cl B	Capital Goods	385	7,705
TeliaSonera AB	Telecommunication Services	60,364	417,097

			7,887,319

Switzerland—7.5%
Aryzta AG	Food & Beverage	20,113	1,715,135
Clariant AG	Materials	21,488	374,699
Novartis AG	Pharma, Biotech & Life Sciences	141,637	13,140,221
Swiss Life Holding AG (a)	Insurance	13,792	3,163,460
Swiss Re AG	Insurance	55,304	4,470,533

			22,864,048

Taiwan—0.5%
Asustek Computer Inc	Technology Hardware & Equipment	41,211	420,772
China Development Financial Holding Corp	Banks	1,760,800	565,989
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	1,474,100	654,498

			1,641,259

United Kingdom—15.4%
3i Group PLC	Diversified Financials	610,898	3,885,927
Aggreko PLC	Commercial & Professional Services	49,449	1,206,566
Aviva PLC	Insurance	391,987	3,278,982
Berendsen PLC	Commercial & Professional Services	46,939	760,157
Hammerson PLC	Real Estate	324,977	3,192,867
InterContinental Hotels Group PLC	Consumer Services	124,140	4,715,907
Intu Properties PLC	Real Estate	351,700	1,918,779
Man Group PLC	Diversified Financials	300,200	595,284
Marks & Spencer Group PLC	Retailing	1,781	11,599
Melrose Industries PLC	Capital Goods	943,791	3,879,418
Next PLC	Retailing	48,516	5,009,095
Persimmon PLC (a)	Consumer Durables & Apparel	62,920	1,477,825
Rexam PLC	Materials	78,700	599,897
Shire PLC	Pharma, Biotech & Life Sciences	60,349	4,049,608

Smith & Nephew PLC	Health Care Equipment & Services	174,848	2,968,376
Standard Chartered PLC	Banks	71,500	1,076,365
Taylor Wimpey PLC	Consumer Durables & Apparel	332,184	631,062
Unilever PLC	Food & Beverage	193,220	7,773,088

			47,030,802

United States—0.8%
Core Laboratories NV	Energy	18,300	2,553,399

			2,553,399

Total Common Stock (Cost $270,780,421)			289,158,164

Preferred Stock—4.0%
Brazil—2.3%
Banco Bradesco SA	Banks	175,900	2,675,656
Cia Brasileira de Distribuicao	Food & Staples Retailing	49,000	2,075,078
Itau Unibanco Holding SA	Banks	157,370	2,358,605

			7,109,339

Germany—1.7%
Henkel AG & Co KGaA	Household & Personal Products	51,635	5,109,195

			5,109,195

Total Preferred Stock (Cost $11,369,619)			12,218,534

Total Investments—98.5% (Cost $282,150,040) (b)			301,376,698

Other Assets, less liabilities—1.5%			4,608,270

Net Assets—100.0%			$305,984,968

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $285,333,615. The aggregate gross unrealized appreciation is $27,707,190 and the aggregate gross unrealized depreciation is $11,664,107, resulting in net unrealized appreciation of $16,043,083.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares, Class A shares and Institutional Shares. Institutional shares of the Domini International Social Equity Fund were not offered prior to November 30, 2012. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees. Institutional shares are not subject to distribution fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of October 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$150,945,733	$—	$—	$150,945,733
Consumer Staples	108,783,297	—	—	108,783,297
Energy	84,998,408	—	—	84,998,408
Financials	219,478,625	—	—	219,478,625
Health Care	150,809,789	—	—	150,809,789
Industrials	101,332,654	—	—	101,332,654
Information Technology	252,762,170	—	—	252,762,170
Materials	22,143,482	—	—	22,143,482
Telecommunication Services	66,168,559	—	—	66,168,559
Utilities	32,294,136	—	—	32,294,136

Total	$1,189,716,853	$—	$—	$1,189,716,853

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of October 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$—	$29,737,046	$—	$29,737,046
Consumer Staples	—	20,994,165	—	20,994,165
Energy	7,248,181	3,407,553	—	10,655,734
Financials	2,999,646	81,400,856	—	84,400,502
Health Care	—	36,588,904	—	36,588,904
Industrials	—	41,831,165	—	41,831,165
Information Technology	—	22,960,477	—	22,960,477
Materials	—	18,172,903	—	18,172,903
Telecommunication Services	—	17,169,047	—	17,169,047
Utilities	—	6,648,221	—	6,648,221
Preferred Stocks
Consumer Staples	2,075,078	5,109,195	—	7,184,273
Financials	2,675,656	2,358,605	—	5,034,261

Total	$14,998,561	$286,378,137	$—	$301,376,698

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of July 31, 2014	$9,106
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	(346)
Purchases	—
Sales	—
Transfers in and/or out of Level Three	(8,760)

Balance as of October 31, 2014	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2014:	$—

Transfers out of Level 3 into Level 1 included securities valued at $8,760 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open contracts at October 31, 2014.

(D) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund are usually declared and paid semiannually from net investment income. Dividends to shareholders of the Domini Social Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Domini Social Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations — 42.3%
Freddie Mac:
0.500%, 5/13/2016 (e)	22,790,000	22,832,959
2.375%, 1/13/2022	13,831,000	13,927,983
1.000%, 7/28/2017	5,060,000	5,070,768
1.250%, 10/2/2019	15,585,000	15,207,827

Total U.S. Government Agency Obligations (Cost $56,490,330)		57,039,537

U.S. Government Agency Mortgage Securities — 35.8%
Fannie Mae:
190370, 6.000%, 6/1/2036	256,908	291,635
471333, 3.120%, 8/1/2022	1,930,144	2,001,536
471478, 2.610%, 8/1/2022	1,443,489	1,450,017
745044, 4.500%, 8/1/2035	106,312	115,711
745327, 6.000%, 3/1/2036	708,321	806,432
889529, 6.000%, 3/1/2038	127,259	144,311
890248, 6.000%, 8/1/2037	56,295	64,173
890547, 4.000%, 11/1/2036	374,006	398,190
930672, 4.500%, 3/1/2039	354,169	389,402
932441, 4.000%, 1/1/2040	1,000,797	1,064,105
995082, 5.500%, 8/1/2037	222,859	250,297
995243, 4.500%, 8/1/2038	321,818	349,811
AA9846, 4.000%, 8/1/2039	183,571	195,183
AB1343, 4.500%, 8/1/2040	302,154	332,337
AB1763, 4.000%, 11/1/2030	64,204	68,903
AB2694, 4.500%, 4/1/2041	159,668	173,660
AB3274, 4.500%, 7/1/2041	604,516	660,512
AB4168, 3.500%, 1/1/2032	552,198	580,377
AB6472, 2.000%, 10/1/2027	321,866	319,177
AB6644, 2.500%, 10/1/2027	35,979	36,725
AB7158, 2.500%, 12/1/2027	164,756	168,171
AB7572, 3.000%, 1/1/2038	76,606	77,526
AC1877, 4.500%, 9/1/2039	174,406	189,520
AC2817, 4.000%, 10/1/2039	83,294	88,563
AC5401, 5.000%, 10/1/2039	20,614	22,840
AC5445, 5.000%, 11/1/2039	179,906	200,999
AC9564, 4.500%, 2/1/2040	124,703	136,662
AD1649, 4.000%, 3/1/2040	151,210	160,903
AD8033, 4.000%, 8/1/2040	59,111	62,925
AE0215, 4.000%, 12/1/2039	139,616	148,448
AE0216, 4.000%, 8/1/2040	311,076	331,080
AE0624, 4.000%, 11/1/2040	143,258	152,600
AE0625, 4.000%, 12/1/2040	150,080	161,270
AE4113, 4.000%, 10/1/2040	95,784	102,160
AE4192, 4.000%, 10/1/2040	427,786	458,497
AE4414, 4.000%, 11/1/2040	536,965	571,496
AE5143, 4.000%, 11/1/2040	68,015	72,389
AE9284, 4.000%, 11/1/2040	285,222	303,593
AH3586, 4.000%, 1/1/2041	317,732	338,014
AI7951, 4.500%, 8/1/2036	132,151	143,279
AJ5974, 4.000%, 12/1/2036	86,379	91,969

AL0005, 4.500%, 1/1/2041	138,678	150,791
AL0049, 6.000%, 12/1/2035	149,562	170,508
AL0215, 4.500%, 4/1/2041	838,191	912,224
AL0240, 4.000%, 4/1/2041	366,941	393,302
AL1627, 4.500%, 9/1/2041	244,923	267,311
AM3278, 2.850%, 5/1/2023	740,592	750,711
AM4253, 3.220%, 9/1/2020	1,837,654	1,930,771
AM4796, 3.300%, 12/1/2023	776,133	808,971
AM5146, 3.470%, 1/1/2024	498,845	525,724
AM7067, 3.110%, 1/1/2021 (d)	2,130,000	2,224,469
AP4784, 3.000%, 9/1/2042	146,720	147,144
AP9592, 3.500%, 10/1/2032	429,680	451,637
AR1524, 2.000%, 1/1/2028	425,933	422,375
AR6867, 2.000%, 2/1/2028	717,369	711,385
AR9198, 3.000%, 3/1/2043	1,126,859	1,129,588
AT0682, 3.000%, 4/1/2043	710,217	711,937
AT2014, 3.000%, 4/1/2043	516,030	517,260
AT2723, 3.000%, 5/1/2043	460,773	461,854
AU4728, 4.000%, 9/1/2038	294,274	313,579
FNR 2012-17 BC, 3.500%, 3/25/2027	368,000	386,795
FNR 2012-93 CY, 1.500%, 9/25/2027	166,000	141,764
MA0199, 4.000%, 10/1/2029	59,451	63,711
MA0427, 4.000%, 5/1/2030	115,243	123,512
MA0639, 4.000%, 2/1/2041	231,463	246,191
MA0804, 4.000%, 7/1/2031	164,683	176,747
MA0919, 3.500%, 12/1/2031	32,960	34,642
MA0949, 3.500%, 1/1/2032	722,637	759,513
MA1044, 3.000%, 4/1/2042	418,041	419,475
MA1630, 4.000%, 10/1/2033	336,728	360,768
Freddie Mac:
849139, 3.195%, VR, 9/1/2043	1,404,755	1,451,599
849167, 3.004%, VR, 10/1/2043	947,862	975,373
A12413, 5.000%, 8/1/2033	58,872	65,200
A37619, 4.500%, 9/1/2035	423,995	461,226
A87874, 4.000%, 8/1/2039	130,031	139,218
A89148, 4.000%, 10/1/2039	202,719	215,362
A89384, 4.000%, 10/1/2039	276,786	294,048
A89729, 4.000%, 11/1/2039	136,633	145,154
A93101, 5.000%, 7/1/2040	268,934	298,400
A93996, 4.500%, 9/1/2040	127,390	138,141
A94362, 4.000%, 10/1/2040	309,098	331,029
A94742, 4.000%, 11/1/2040	53,201	56,796
A95084, 4.000%, 11/1/2040	55,959	60,134
A95085, 4.000%, 11/1/2040	452,403	480,617
A95796, 4.000%, 12/1/2040	214,534	227,913
A95822, 4.000%, 12/1/2040	531,066	566,948
A97047, 4.500%, 2/1/2041	141,798	153,723
C09049, 4.500%, 10/1/2043	358,609	388,876
FHR 3768 CB, 3.500%, 12/15/2025	343,000	360,517
FHR 3800 CB, 3.500%, 2/15/2026	383,000	403,324
FHR 3806 L, 3.500%, 2/15/2026	847,000	891,130
FHR 3877 LM, 3.500%, 6/15/2026	780,000	820,981
G01779, 5.000%, 4/1/2035	78,660	87,241
G01828, 4.500%, 4/1/2035	361,596	393,896
G01837, 5.000%, 7/1/2035	528,163	585,862
G01838, 5.000%, 7/1/2035	94,633	104,956

G02424, 5.500%, 12/1/2036	394,561	440,578
G04997, 5.000%, 1/1/2037	339,598	376,462
G05052, 5.000%, 10/1/2033	38,910	43,076
G06061, 4.000%, 10/1/2040	481,383	513,019
G06079, 6.000%, 7/1/2039	333,204	376,697
G06802, 4.500%, 10/1/2041	570,639	618,795
G06990, 5.500%, 8/1/2040	571,032	637,209
G08347, 4.500%, 6/1/2039	816,127	884,361
G08353, 4.500%, 7/1/2039	709,597	768,924
G08372, 4.500%, 11/1/2039	369,961	401,056
G14599, 2.500%, 11/1/2027	401,473	409,427
G18457, 2.000%, 2/1/2028	224,820	222,967
G30614, 3.500%, 12/1/2032	608,588	638,558
J14244, 3.000%, 1/1/2026	262,760	273,194
J14245, 3.000%, 1/1/2026	141,850	147,613
J17791, 3.000%, 1/1/2027	583,052	605,758
J18800, 3.000%, 4/1/2027	268,355	278,802
J20118, 2.500%, 8/1/2027	153,504	156,545
Q00291, 5.000%, 4/1/2041	244,292	271,037
Q01807, 4.500%, 7/1/2036	243,198	263,685
Q06160, 4.000%, 2/1/2037	94,738	100,697
Q17103, 4.000%, 6/1/2041	43,634	46,355
Z40004, 6.000%, 8/1/2036	62,815	70,895
Ginnie Mae CMO:
2006-9 B, 5.210%, VR, 3/16/2037	150,293	154,606

Total U.S. Government Agency Mortgage Securities (Cost $47,092,626)		48,188,037

Corporate Obligations — 16.5%
3M Company, 1.375%, 9/29/2016	1,171,000	1,188,335
American Express Credit, 2.375%, 3/24/2017	1,171,000	1,201,353
American Tower Corp, 5.000%, 2/15/2024	662,000	698,144
American Tower Corp., 3.500%, 1/31/2023	281,000	269,400
Analog Devices, 3.000%, 4/15/2016	400,000	412,669
Apple Inc, 2.850%, 5/6/2021	581,000	590,262
AT&T Inc, 2.375%, 11/27/2018	657,000	665,055
CC Holdings GS V LLC/CRO, 3.849%, 4/15/2023	746,000	743,541
Cisco Systems Inc, 2.125%, 3/1/2019	429,000	430,964
Cisco Systems Inc., 5.500%, 2/22/2016	388,000	412,735
Comcast Corporation, 3.375%, 2/15/2025	1,032,000	1,042,714
Delphi Corp, 4.150%, 3/15/2024	251,000	258,005
Digital Realty Trust LP, 5.875%, 2/1/2020	1,000,000	1,118,631
Discover Card, 0.603%, VR, 5/15/2018	1,030,000	1,031,592
ENSCO PLC, 4.500%, 10/1/2024	1,100,000	1,116,225
ERAC USA Finance LLC 144A, 3.850%, 11/15/2024 (f)	1,000,000	1,013,473
Fifth Third Bank, 1.450%, 2/28/2018	374,000	371,153
Howard Hughes Medical In, 3.500%, 9/1/2023	331,000	344,650
Intel Corp, 1.950%, 10/1/2016	1,171,000	1,196,856
Intesa Sanpaolo SPA 144A, 5.017%, 6/26/2024 (f)	234,000	229,123
John Deere Capital Corporation, 1.250%, 12/2/2014	1,000,000	1,000,718
Key Bank NA, 1.650%, 2/1/2018	250,000	249,577
KLA Tencor Corporation, 4.650%, 11/1/2024	95,000	95,495
Lear Corporation, 4.750%, 1/15/2023	173,000	174,298
MassMutual Global Funding 144A, 2.000%, 4/5/2017 (f)	562,000	573,102
Morgan Stanley, 3.700%, 10/23/2024	694,000	693,997
Morgan Stanley, 3.875%, 4/29/2024	317,000	321,784
Praxair Inc., 4.625%, 3/30/2015	647,000	657,818
Reinsurance Group of America, 4.700%, 9/15/2023	164,000	176,610

SBA Tower Trust 144A, 3.869%, VR, 10/15/2049 (f)	500,000	503,203
Thermo Fisher Scientific, 4.150%, 2/1/2024	265,000	277,953
TIAA Asset Management Fin LLC 144A, 4.125%, 11/1/2024 (f)	160,000	161,344
Time Warner Cable Inc, 4.000%, 9/1/2021	85,000	90,137
TSMC Global Ltd 144A, 1.625%, 4/3/2018 (f)	266,000	264,827
United Air 2014 1 A PTT, 4.000%, 10/11/2027	402,000	407,025
US Bancorp, 3.600%, 9/11/2024	493,000	497,044
US Bank NA Cincinnati, 1.100%, 1/30/2017	339,000	339,659
Verizon Communications, 5.150%, 9/15/2023	1,251,000	1,401,989

Total Corporate Obligations (Cost $21,748,161)		22,221,460

Corporate Mortgage Securities — 0.9%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (g)	343,887	343,845
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (f)	806,000	895,904

Total Corporate Mortgage Securities (Cost $1,259,189)		1,239,749

Certificates of Deposit — 2.4%
Alternatives Federal Credit Union, 0.300%, 3/5/2015 (a)	250,000	250,000
BANK2 Certificate of Deposit, 0.850%, 11/4/2014 (a)	250,000	250,000
Central Bank of Kansas City, 0.300%, 5/30/2015 (a)	250,000	250,000
City First Bank of D.C. CERTIF, 0.450%, 2/5/2015 (a)	250,000	250,000
Community Capital Bank of Virginia, 0.350%, 2/9/2015 (a)	250,000	250,000
Eastern Bank, Certificates of Deposit, 0.100%, 12/20/2014 (a)	250,000	250,000
Hope Federal Credit Union Gene, 0.850%, 2/12/2015 (a)	250,000	250,000
Latino Community Credit Union, 0.600%, 6/9/2015 (a)	250,000	250,000
New Resource Bank CD, 0.150%, 4/5/2015 (a)	250,000	250,000
Proamerica Bank Certificate of Deposit, 0.350%, 2/8/2015 (a)	250,000	250,000
Self Help Credit Untion Certif, 0.550%, 12/12/2014 (a)	250,000	250,000
Self Help Federal Credit Union, 0.550%, 12/22/2014 (a)	250,000	250,000
Southern Bancorp, 0.400%, 6/20/2015 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,250,000)		3,250,000

Cash Equivalents — 0.7%
Money Market Demand Accounts:
Bank2 Money Market Account, 0.550%, 11/30/2014 (a)	100,990	100,990
Latino Community Credit Union, 0.500%, 11/30/2014 (a)	102,789	102,789
Liberty Bank and Trust Money Market, 0.150%, 11/28/2014 (a)	200,255	200,255
New Resource Bank Money Market, 0.100%, 11/30/2014 (a)	100,057	100,056
Self-Help Federal Credit Union, 0.400%, 11/30/2014 (a)	100,820	100,820
Self-Help Money Market Demand, 0.400%, 11/30/2014 (a)	102,749	102,749
Southern Bancorp Money Market, 0.180%, 11/28/2014 (a)	251,577	251,577

Total Cash Equivalents (Cost $959,236)		959,236

Total Investments — 98.6% (Cost $130,799,542) (b)		132,898,019

Other Assets, less liabilities — 1.4%		1,897,951

Net Assets — 100.0%		$134,795,970

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for book and federal income purposes is $131,101,621. The aggregate gross unrealized appreciation is $1,853,462, and the aggregate gross unrealized depreciation is $57,064, resulting in net unrealized appreciation of $1,796,398.
(d)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(e)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.
(f)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.
(g)	This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

VR — Variable interest rate. Rate shown is that on October 31,2014.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency Obligations	$—	$57,039,537	$—	$57,039,537
U.S. Government Agency Mortgage Securities	—	48,188,037	—	48,188,037
Corporate Obligations	—	22,221,460	—	22,221,460
Corporate Mortgage Securities	—	1,239,749	—	1,239,749
Certificates of Deposit	—	3,250,000	—	3,250,000
Cash Equivalents	—	959,236	—	959,236

Total	$—	$132,898,019	$—	$132,898,019

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2014	$—
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	37,928
Purchases	2,689,906
Sales	—
Transfers in and/or out of Level Three	(2,727,834)

Balance as of October 31, 2014	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2014	$—

Transfers out of Level 3 into Level 2 included securities valued at $2,727,834 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(C) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(D) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(E) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(F) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy Domini Thornton
Amy Domini Thornton President

Date:	December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy Domini Thornton
Amy Domini Thornton President (Principal Executive Officer)

Date:	December 29, 2014

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date:	December 29, 2014